The reclassification of financial liabilities due to adoption of IFRS 9 (Details) ₩ in Millions	Jan. 01, 2018 KRW (₩)
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	₩ 362,104,866
Amount remeasured	(4,335)
Carrying value based on the new standard	362,100,531
Deposits | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	249,419,224
Carrying value based on the new standard	249,419,224
Trading liabilities
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	1,848,490
Amount reclassified	(1,848,490)
Trading liabilities | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	1,848,490
Carrying value based on the new standard	1,848,490
Trading liabilities | Reclassification to financial liabilities measured at FVTPL
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount reclassified	(1,848,490)
Carrying value based on the new standard	(1,848,490)
Financial liabilities designated at FVTPL(IAS39)
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	8,297,609
Amount reclassified	(8,297,609)
Financial liabilities designated at FVTPL(IAS39) | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	8,297,609
Carrying value based on the new standard	8,297,609
Financial liabilities designated at FVTPL(IAS39) | Reclassification to financial liabilities measured at FVTPL
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount reclassified	(36,973)
Carrying value based on the new standard	(36,973)
Financial liabilities designated at FVTPL(IAS39) | Reclassification to financial liabilities designated at FVTPL
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount reclassified	(8,260,636)
Carrying value based on the new standard	(8,260,636)
Financial liabilities measured at FVTPL
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount reclassified	1,885,463
Carrying value based on the new standard	1,885,463
Financial liabilities measured at FVTPL | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	0
Amount reclassified	0
Amount remeasured	0
Carrying value based on the new standard	0
Changes in retained earnings	0
Changes in other comprehensive income	0
Financial liabilities measured at FVTPL | Transfer from trading liabilities
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount reclassified	1,848,490
Carrying value based on the new standard	1,848,490
Financial liabilities measured at FVTPL | Transfer from financial liabilities designated at FVTPL
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount reclassified	36,973
Carrying value based on the new standard	36,973
Financial liabilities designated at fair value through profit or loss(IFRS9)
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount reclassified	8,260,636
Carrying value based on the new standard	8,260,636
Financial liabilities designated at fair value through profit or loss(IFRS9) | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	0
Amount reclassified	0
Amount remeasured	0
Carrying value based on the new standard	0
Changes in retained earnings	0
Changes in other comprehensive income	0
Financial liabilities designated at fair value through profit or loss(IFRS9) | Transfer from financial liabilities designated at FVTPL
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount reclassified	8,260,636
Carrying value based on the new standard	8,260,636
Derivative liabilities
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	3,487,661
Amount remeasured	(4,019)
Carrying value based on the new standard	3,483,642
Derivative liabilities | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	3,487,661
Carrying value based on the new standard	3,487,661
Derivative liabilities | Other
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount remeasured	(4,019)
Carrying value based on the new standard	(4,019)
Borrowings
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	27,586,610
Amount remeasured	(297)
Carrying value based on the new standard	27,586,313
Borrowings | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	27,586,610
Carrying value based on the new standard	27,586,610
Borrowings | Other
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount remeasured	(297)
Carrying value based on the new standard	(297)
Debt securities issued | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	51,340,821
Carrying value based on the new standard	51,340,821
Other financial liabilities
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	20,124,451
Amount remeasured	(19)
Carrying value based on the new standard	20,124,432
Other financial liabilities | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	20,124,451
Carrying value based on the new standard	20,124,451
Other financial liabilities | Other
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount remeasured	(19)
Carrying value based on the new standard	₩ (19)